CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (33,018,000)	$ (7,553,000)	$ (52,556,000)	$ (55,637,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Unrealized change in fair value of warrants	6,110,000	(15,928,000)	4,416,000	(795,000)
Changes in operating assets and liabilities:
Net cash used in operating activities	(21,143,000)	(15,600,000)	(35,584,000)	(28,433,000)
Cash Flows from Investing Activities:
Net cash used in investing activities		(69,000)	(306,000)	(170,000)
Cash Flows from Financing Activities:
Repayment of promissory note			(3,992,000)
Net cash provided by financing activities	14,000,000	12,000,000	40,508,000	13,563,000
Net increase (decrease) in cash	(7,143,000)	(3,669,000)	4,618,000	(15,040,000)
Cash at beginning of period	9,746,000	5,128,000	5,128,000	20,168,000
Cash at end of period	2,603,000	1,459,000	9,746,000	5,128,000
PRIVETERRA ACQUISITION CORP.
Cash Flows from Operating Activities:
Net (loss) income	(4,330,852)	4,640,497	6,375,345	8,200,831
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities [Abstract]
Interest earned on investments held in Trust Account	(1,902,329)	(266,966)	(3,706,667)	(79,687)
Unrealized change in fair value of warrants	666,966	(5,206,773)	(6,715,041)	(10,712,133)
Gain on forgiveness of deferred underwriting fee payable	(200,087)		(162,571)
Changes in operating assets and liabilities:
Prepaid assets	(109,434)	131,895	331,144	(372,430)
Income and Franchise tax payable	554,491	(83,035)
Deferred tax liability	(588,899)		588,899
Accrued expenses	4,340,159	214,228	1,986,097	613,585
Net cash used in operating activities	(1,569,985)	(570,154)	(981,428)	(1,494,788)
Cash Flows from Investing Activities:
Principal invested into Trust account	(400,000)			(276,000,000)
Withdrawal from Trust Account for tax obligations	1,493,453	80,500	401,925
Cash withdrawn for redemptions	258,999,909
Net cash used in investing activities	260,093,362	80,500	401,925	(276,000,000)
Cash Flows from Financing Activities:
Borrowings under promissory note	1,000,000		150,000	35,192
Repayment of promissory note	(150,000)			(73,780)
Redemption of Class A common stock	(258,999,909)
Net cash provided by financing activities	(258,149,909)		150,000	277,992,200
Net increase (decrease) in cash	373,468	(489,654)	(429,503)	497,412
Cash at beginning of period	67,909	497,412	497,412
Cash at end of period	441,377	$ 7,758	67,909	497,412
Supplemental Disclosure of Non-cash Financing Activities:
Deferred underwriting commissions payable charged to additional paid in capital	4,436,713
Excise tax liability accrued for common stock redemptions	$ 424,059
Deferred underwriters' discount payable				9,660,000
Forgiveness of deferred underwriting fee payable allocated to Class A common stock			$ 3,604,829
Conversion of Working Capital Loans to Private Placement Warrants				$ 100,000